Financial Liabilities at Fair Value Through Profit or Loss - Trading Liabilities by Type (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities by type	€ 28,042	[1]	€ 31,215
Equity securities [member]
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities by type	193		355
Debt securities [member]
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities by type	1,201		5,363
Funds on deposit [member]
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities by type	5,322		3,968
Derivatives [member]
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities by type	€ 21,325		€ 21,528

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.